Long-Term Investments (Details) - Schedule of Components of Equity Investments Accounted for Using the Equity Method - USD ($)		12 Months Ended
	Mar. 24, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Equity Method Investments [Line Items]
Balance at beginning of the year		$ 24,989,651	$ 771,520
Gain (loss) from equity method investments			580,816	(4,320)
Change of accounting method		(23,083,197)
Effects of foreign exchange rate		(1,906,454)	(925,727)	19,282
Balance at end of the year			24,989,651	771,520
Beijing Deran Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investments				756,558
Business combination achieved in stages	$ (996,954)
Beijing Hongxin Wanda Technology Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investments			25,559,996
Business Combination [Member]
Schedule of Equity Method Investments [Line Items]
Business combination achieved in stages			$ (996,954)